AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 15, 2014 TO THE CURRENT PROSPECTUS FOR RETIREMENT CORNERSTONE SERIES

This Supplement modifies certain information in the above-referenced prospectus, supplements to the prospectus and statement of additional information (together, the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with certain changes to the Prospectus. As applicable to your contract, please note the following changes:

A.	In the section entitled “Examples” under the heading “Fee Table,” the fourth sentence of the fifth paragraph is deleted in its entirety and replaced with the following:

The Guaranteed benefit variable investment options with the maximum and minimum underlying Portfolio fees and expenses are EQ/AllianceBernstein Dynamic Wealth Strategies and EQ/Core Bond Index, respectively.

B.

In the section entitled “Examples” under the heading “Fee Table,” the first set of expense tables for Series B, Series CP®, Series L and Series C regarding the Guaranteed Benefit variable investment options are deleted in their entirety and replaced with the following:

		Series B
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,159	$2,028	$2,970	$5,455	$459	$1,428	$2,470	$5,455
(b) assuming minimum fees and expenses of any of the Portfolios	$1,108	$1,876	$2,723	$4,995	$408	$1,276	$2,223	$4,995

		Series CP®
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,297	$2,239	$3,154	$5,806	$497	$1,539	$2,654	$5,806
(b) assuming minimum fees and expenses of any of the Portfolios	$1,243	$2,083	$2,899	$5,338	$443	$1,383	$2,399	$5,338

		Series L
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,295	$2,133	$2,641	$5,763	$495	$1,533	$2,641	$5,763
(b) assuming minimum fees and expenses of any of the Portfolios	$1,244	$1,983	$2,397	$5,320	$444	$1,383	$2,397	$5,320
		Series C
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$1,899	$3,017	$6,160	$501	$1,549	$2,667	$5,810
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$1,749	$2,774	$5,719	$449	$1,399	$2,424	$5,369

IM-10-14 (8/14)	153064 (8/14)
RC 1.0 (IF)	#766930

C.	In the section entitled “Examples” under the heading “Fee Table,” the fourth sentence of the eighth paragraph is deleted in its entirety and replaced with the following:

The Non-Guaranteed benefit variable investment options with the maximum and minimum underlying Portfolio fees and expenses are All Asset Moderate Growth-Alt 15 and EQ/Equity 500 Index, respectively.

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 15, 2014 TO THE CURRENT PROSPECTUS FOR RETIREMENT CORNERSTONE SERIES

This Supplement modifies certain information in the above-referenced prospectus, supplements to the prospectus and statement of additional information (together, the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with certain changes to the Prospectus. As applicable to your contract, please note the following changes:

A.	In the section entitled “Examples” under the heading “Fee Table,” the fourth sentence of the fifth paragraph is deleted in its entirety and replaced with the following:

The Protection with Investment Performance variable investment options with the maximum and minimum underlying Portfolio fees and expenses are EQ/AllianceBernstein Dynamic Wealth Strategies and EQ/Core Bond Index, respectively.

B.

In the section entitled “Examples” under the heading “Fee Table,” the first set of expense tables for Series B, Series CP®, Series L, Series C and Series ADV regarding the Protection with Investment Performance variable investment options are deleted in their entirety and replaced with the following:

		Series B
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,170	$2,062	$3,030	$5,594	$470	$1,462	$2,530	$5,594
(b) assuming minimum fees and expenses of any of the Portfolios	$1,118	$1,910	$2,784	$5,138	$418	$1,310	$2,284	$5,138
		Series CP®
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,307	$2,274	$3,214	$5,944	$507	$1,574	$2,714	$5,944
(b) assuming minimum fees and expenses of any of the Portfolios	$1,254	$2,117	$2,960	$5,479	$454	$1,417	$2,460	$5,479

		Series L
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,306	$2,167	$2,700	$5,901	$506	$1,567	$2,700	$5,901
(b) assuming minimum fees and expenses of any of the Portfolios	$1,254	$2,017	$2,457	$5,461	$454	$1,417	$2,457	$5,461

		Series C
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$1,583	$2,726	$5,947	$511	$1,583	$2,726	$5,947
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$1,433	$2,484	$5,509	$460	$1,433	$2,484	$5,509

IM-11-14 (8/14)	153065 (8/14)
RC 11.0 (IF)	#766810

		Series ADV
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$1,260	$2,200	$4,981	$401	$1,260	$2,200	$4,981
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$1,106	$1,947	$4,491	$350	$1,106	$1,947	$4,491

C.	In the section entitled “Examples” under the heading “Fee Table,” the fourth sentence of the eighth paragraph is deleted in its entirety and replaced with the following:

The Investment Performance variable investment options with the maximum and minimum underlying Portfolio fees and expenses are All Asset Moderate Growth-Alt 15 and EQ/Equity 500 Index, respectively.

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

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